Goodwill and Other Intangible Assets (Summary of Key Assumptions, Change In Retail Segment Recoverable Amount) (Detail)	Dec. 31, 2021 USD ($)
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [Line Items]
Percentage of recoverable carrying amount	120.00%
Recoverable amount exceeds its carrying amount	$ 1,500,000,000